Commitments and Contingencies (Details)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 18, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jan. 06, 2022 shares	Oct. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jan. 04, 2022 USD ($) shares	Feb. 28, 2021 m²	Feb. 28, 2021 ft²
Commitments and Contingencies (Details) [Line Items]
Area of laboratory space subject to lease | m²												11,011
Security deposit required to maintain										$ 5,564
Operating lease term										1 year
Rent expense						$ 171.93	$ 15,067	$ 32,260	$ 25,112
Incremental borrowing rate					7.73%
Common stocks transferred (in Shares) | shares											245,019
Interest incurred						0		14,383
Total expense incurred for upfront, monthly and interest payments						209,536		417,976
Interest payments						223,285		537,142
Future minimum annual obligations during remainder of fiscal year 2022						$ 297,714		297,714
Unpaid banking advisory fees	$ 2,700,000
Unpaid banking advisory fees in form of equity	2,600,000
Transaction expenses	8,500,000
Deferred underwriting fees	$ 1,500,000
Petra Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares purchased (in Shares) | shares			432,072
Convertible Debt [Member]
Commitments and Contingencies (Details) [Line Items]
Fixed annual interest rate											10.00%
Convertible Debt [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Debt instrument face amount											$ 2,500,000
Convertible Debt [Member] | Petra Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares purchased (in Shares) | shares			245,019
Original Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Area of laboratory space subject to lease												2,140	2,140
Security deposit required to maintain					$ 5,564
Original Lease					$ 70,313					$ 70,313
Operating lease, weighted-average discount rate										7.73%
Rent expense										$ 55,246
First Amendment [Member]
Commitments and Contingencies (Details) [Line Items]
Original Lease										$ 51,578
Rent expense				$ 51,578
Operating lease								$ 34,385
Premium Finance Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Debt instrument face amount		$ 825,000
Fixed annual interest rate		3.57%
Monthly payable amount		$ 9,856
Monthly payments		$ 74,428
Debt instrument maturity date		Oct. 10, 2022
Upfront payment due		$ 165,000